Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2019
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
Note 14 Non-current assets of disposal groups classified as held for sale

a)

International Business Operating segment

-
During September 2015, the Board of subsidiary Saenz Briones & Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina. At the date of issuance of these Consolidated Financial Statements the administration is still committed with a sale plan for this property. In order to to seek out a buyer and keep high probabilities to sale it the subsidiary has changed the Real Estate Broker.

b)

Wine Operating segment

-
In 2015, the Board of subsidiary Viña Valles de Chile S.A. (legal and continuing successor of Viña Misiones de Rengo S.A. after the merge performed on June 1, 2013) authorized the sale of certain fixed assets located in Rengo city, Provincia de Cachapoal, Sexta Región. Due to the aforementioned these assets were classified as Non-current assets classified as held for sale.

At the date of issuance of these Consolidated Financial Statements these assets, by an amount of

ThCh$ 1.884.958, were reclassified as PPE considering all the requirements stablished by IFRS 5 Non-current assets classifies as held for sale.

-
During the last quarter of 2009, the Board of Tamarí S.A. (merged with Finca la Celia S.A. legal and continuing successor as of April 1, 2011) authorized the sale of fixed assets which includes the winery with facilities for processing and storage of wines as well as of acres that surround it and the guest house for an amount of

ThCh$ 529.415.

During 2010, the Company hired a specialist broker for such assets. Later, on December 13, 2011 a contract was signed for the sale of these assets, receiving payments for US$ 150.000 and a guarantee for US$ 700.000.

At the date of issuance of these Consolidated Financial Statements this transaction is presented net of impairment provision in Trade and other current receivables.

As described in
Note 2 - Summary of significant accounting policies, 2.18
, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale on December 31, 2019:

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Land	228,181	1,894,078
Constructions	144,985	718,203
Machinery	9,972	168,326
Total	383,138	2,780,607